Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 598.2	$ 8,200	₨ 677.6
Service cost	14.6	200	6.5	₨ 7.7
Interest cost	37.7	500	45.3	66.3
Actuarial (gains)/losses	327.9	4,500	15.3
Benefits paid	(116.4)	(1,600)	(146.5)
Projected benefit obligation, end of the period	862.0	11,800	598.2	677.6
Change in plan assets:
Fair value of plan assets, beginning of the period	95.2	1,300	219.5
Expected return on plan assets	3.2	0	11.0	18.6
Actuarial gains/(losses)	(1.7)	0	2.9
Actual return on plan assets	1.5	0	13.9
Employer contributions	23.0	300	8.3
Benefits paid	(116.4)	(1,600)	(146.5)
Fair value of plan assets, end of the period	3.3	$ 0	95.2	₨ 219.5
Funded Status	₨ (858.7)		₨ (503.0)		$ (11,800)